STOCK-BASED COMPENSATION EXPENSE - Fair Value Assumptions and Inputs (Details) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2020
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)			$ 1.05
Risk-free interest rate , minimum			0.10%
Risk-free interest rate, maximum			1.70%
Expected dividend yield			0.00%
Expected volatility, minimum			70.00%
Expected volatility, maximum			85.80%
Share-based Payment Arrangement, Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)			2 months 12 days
Share-based Payment Arrangement, Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)			$ 9.66
Expected term (in years)			6 years 3 months 18 days
Market Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate , minimum	20.00%	1.66%
Risk-free interest rate, maximum	0.30%	3.50%
Expected volatility		100.00%
Market Based RSUs | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		9 months 18 days
Stock price (in dollars per share)		$ 5.32
Expected volatility	70.00%
Market Based RSUs | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		1 year 9 months 18 days
Stock price (in dollars per share)		$ 9.66
Expected volatility	85.00%